Subsequent Events (Details)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($) building	Feb. 25, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 31, 2019 USD ($)	May 23, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 26, 2018 USD ($)
Subsequent Event [Line Items]
Repurchase of common stock			$ 3,167,000	$ 246,441,000	$ 350,710,000	$ 300,177,000
Class A Common Stock
Subsequent Event [Line Items]
Repurchase of stock (in shares) | shares			652,000	42,306,000	61,418,000	23,371,000
Stock repurchase, authorized amount								$ 300,000,000	$ 300,000,000	$ 300,000,000
Industrial | Subsequent Event
Subsequent Event [Line Items]
Stock repurchase, authorized amount		$ 246,700,000
Stock repurchase program, remaining authorized repurchase amount		$ 300,000,000
Number of buildings acquired | building	54
Number of buildings expected to close | building	4
Acquisition price, buildings	$ 1,160,000,000
Line of credit,current borrowing capacity	142,000,000
First mortgage debt secured by bulk industrial portfolio	235,000,000
Industrial | Class A Common Stock | Subsequent Event
Subsequent Event [Line Items]
Repurchase of stock (in shares) | shares		652,311
Repurchase of common stock		$ 3,200,000
Stock repurchased, weighted average share price (USD per share) | $ / shares		$ 4.84
Term Loan | Industrial | Subsequent Event
Subsequent Event [Line Items]
Floating rate unsecured term debt	500,000,000
Line of Credit | Industrial | Subsequent Event
Subsequent Event [Line Items]
Maximum principal amount of credit facility	$ 600,000,000						$ 400,000,000